Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Net Revenues ($ in millions)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2022	16,627,977	22,990,176	8,146,540	9,419,711	1,014	237	397.4	2,330.9
2021	19,019,162	13,787,093	9,443,797	9,339,538	700	250	145.4	1,382.0
2020	5,238,605	90,491,915	2,406,866	41,805,393	672	334	134.0	774.4

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in this column are the amounts of total compensation reported for our CEO, Badri Kothandaraman in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Kothandaraman served as CEO for each of the years presented.
Peer Group Issuers, Footnote [Text Block]	Represents comparison of cumulative TSR for our common stock and cumulative TSR for the Invesco Solar ETF for the period from December 31, 2019 to December 31, 2022. An investment of $100 is assumed to have been made in our common stock and in each index on December 31, 2019, all dividends were reinvested, and the relative performance of the investments are tracked through December 31, 2022. The information shown is historical and stockholder returns over the indicated period should not be considered indicative of future stockholder returns or future performance.
PEO Total Compensation Amount	$ 16,627,977	$ 19,019,162	$ 5,238,605
PEO Actually Paid Compensation Amount	$ 22,990,176	13,787,093	90,491,915
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in this column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of CEO for each applicable year, as reported in the Summary Compensation Table for that year:

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)(1)	Equity Award Adjustments for CEO ($)(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)(3)	Pension Benefit Adjustments for CEO ($)(3)	Compensation Actually Paid to CEO ($)
2022	16,627,977	(15,611,200)	21,973,399	—	—	22,990,176
2021	19,019,162	(18,311,000)	13,078,931	—	—	13,787,093
2020	5,238,605	(4,677,900)	89,931,210	—	—	90,491,915
________
1Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each period presented.
2Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted and there is no value to report for dividends or other earnings on stock awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such awards.

Fair Value of Equity Awards for CEO	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	21,196,799	12,805,800	17,547,000
Year-over-year increase (decrease) of unvested awards granted in prior years	1,640,400	149,400	49,353,150
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(863,800)	123,731	23,031,060
Total Equity Award Adjustment	$21,973,399	$13,078,931	$89,931,210
3No pension benefit plans are offered by Enphase.

Non-PEO NEO Average Total Compensation Amount	$ 8,146,540	9,443,797	2,406,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,419,711	9,339,538	41,805,393
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in this column are the average amounts of total compensation reported for our NEOs as a group, other than our CEO in the Summary Compensation Table for the applicable fiscal years. The names of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Yang, Mr. Branderiz, Mr. McNeil and Mr. Ranhoff; and (ii) for 2021 and 2020, Mr. Branderiz, Mr. McNeil and Mr. Ranhoff.
4Average “compensation actually paid” for our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in this column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the performance modifier as of year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year, as reported in the Summary Compensation Table for that year:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs ($)(3)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	8,146,540	(7,367,657)	8,640,828	—	—	9,419,711
2021	9,443,797	(8,850,317)	8,746,058	—	—	9,339,538
2020	2,406,866	(1,949,125)	41,347,652	—	—	41,805,393
_____
1Represents the average grant date fair value of the equity awards to our non-CEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each period presented.
2Represents the average year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted, and there is no value to report for dividends or other earnings on stock awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such awards.

Average Fair Value of Equity Awards for Non-CEO NEOs	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	9,313,344	7,073,680	7,311,250
Year-over-year increase (decrease) of unvested awards granted in prior years	492,120	249,000	25,487,360
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(1,164,636)	1,423,378	8,549,042
Total Average Equity Award Adjustment	$8,640,828	$8,746,058	$41,347,652
3No pension benefit plans are offered by Enphase.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
Net Revenues
Net Income
Non-GAAP Gross Margin
Free Cash Flow

Total Shareholder Return Amount	$ 1,014	700	672
Peer Group Total Shareholder Return Amount	237	250	334
Net Income (Loss)	$ 397,400,000	$ 145,400,000	$ 134,000,000.0
Company Selected Measure Amount	2,330,900,000	1,382,000,000	774,400,000
PEO Name	Badri Kothandaraman
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (or “CAP,” as defined by SEC rules and further described below) and certain Company financial performance metrics.
Financial Performance Measures
The following table identifies the four most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” to our CEO and other NEOs in 2022, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures in our NEOs’ compensation is discussed in the CD&A section above.
	Below are graphs showing the relationship of “compensation actually paid” to our CEO and other NEOs in 2022, 2021 and 2020 to (1) our TSR and the TSR of the Invesco Solar ETF, (2) our net income and (3) our net revenues.All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of Enphase under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	For the relevant fiscal year, represents our TSR for the measurement periods ended on December 31 of 2022, 2021 and 2020, respectively. An investment of $100 is assumed to have been made in our common stock on December 31, 2019, all dividends were reinvested, and the performance of the investment is tracked through December 31, 2022. The information shown is historical, and stockholder returns over the indicated period should not be considered indicative of future stockholder returns or future performance.
PEO [Member] | Equity Awards Fair Value At Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,611,200)	$ (18,311,000)	$ (4,677,900)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,973,399	13,078,931	89,931,210
PEO [Member] | Pension Benefit Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Fair Grants During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation, Amount, Equity Awards	21,196,799	12,805,800	17,547,000
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation, Amount, Equity Awards	1,640,400	149,400	49,353,150
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation, Amount, Equity Awards	(863,800)	123,731	23,031,060
Non-PEO NEO [Member] | Equity Awards Fair Value At Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,367,657)	(8,850,317)	(1,949,125)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,640,828	8,746,058	41,347,652
Non-PEO NEO [Member] | Pension Benefit Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Fair Grants During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation, Amount, Equity Awards	9,313,344	7,073,680	7,311,250
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation, Amount, Equity Awards	492,120	249,000	25,487,360
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation, Amount, Equity Awards	$ (1,164,636)	$ 1,423,378	$ 8,549,042